Supplement dated June 16, 2011
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2011

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

ACCOUNT SUMMARIES

DIVERSIFIED INTERNATIONAL ACCOUNT

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the
MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the
MSCI ACWI Ex-US Index.

Add the following to the Average Annual Total Returns table:

Average Annual Total Returns
For the periods ended December 31, 2010	1 Year	5 Years	10 Years
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

GOVERNMENT & HIGH QUALITY BOND ACCOUNT

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

INCOME ACCOUNT

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

SHORT-TERM INCOME ACCOUNT

Effective July 1, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
• Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

Throughout the table, delete the row labeled “Securities Lending Risk” and related explanatory text.

MANAGEMENT OF THE FUNDS

The Sub-Advisors
Effective July 1, 2011, in the section for Edge Asset Management, Inc., add the following:

Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment
Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the
Chartered Financial Analyst designation.